Fair Value of Financial Instruments and Risk Management - Financial Instruments Not Carried At Fair Value Narrative (Details) - CAD ($) $ in Billions	Dec. 31, 2021	Dec. 31, 2020
Carrying Value
Debt Instrument [Line Items]
Long-term debt, including current portion	$ 25.5	$ 24.5
Estimated Fair Value
Debt Instrument [Line Items]
Long-term debt, including current portion	$ 28.8	$ 29.1